SEGMENTS - Results of segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenues	$ 18,657	$ 19,352	$ 20,279
Segment adjusted EBITDA	2,223	2,337	2,710
United States
Segment Information
Revenues	4,805	5,084	5,340
Segment adjusted EBITDA	842	940	974
Japan
Segment Information
Revenues	2,923	3,042	2,929
Segment adjusted EBITDA	501	534	468
Principal Markets
Segment Information
Revenues	7,085	7,187	7,587
Segment adjusted EBITDA	341	375	609
Strategic Markets
Segment Information
Revenues	3,844	4,040	4,424
Segment adjusted EBITDA	$ 540	$ 488	$ 660